Derivative Financial Instruments (Details) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments [Abstract]
Secured credit line				$ 400,000
Interest rate swap, cancellation fee	$ 18,172
Changes in fair value of derivative financial instruments gain (loss)		$ (32,591)	$ (43,522)	$ 330,315